Bank Borrowings - Schedule of Contractual Repayment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contractual Repayment [Abstract]
Contractual repayment year one	$ 105,732	$ 65,136
Contractual repayment year two	109,084	104,401
Contractual repayment year three	112,542	108,249
Contractual repayment year four	90,305	112,017
Contractual repayment year five	16,328	90,311
Thereafter		16,403
Total bank borrowings	$ 433,991	$ 496,517